Trade Receivables	6 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
TRADE RECEIVABLES
5.	TRADE RECEIVABLES

	31 December 2023	30 June 2023
	RM	RM
Current
Trade receivables
- Third parties	2,700,000	38,356,692

(a)	Trade receivables are classified as financial assets measured at amortised cost.

(b)	Trade receivables are non-interest bearing and the normal credit terms of trade receivables granted by the Group ranged from 30 to 210 days (30.06.2023: 30 to 210 days). Other credit terms are assessed and approved on a case-by-case basis. They are recognised at their original invoices amounts, which represent their fair values on initial recognition.

(c)	Impairment for trade receivables that do not contain a significant financing component are recognised based on the simplified approach using the lifetime expected credit losses.

The Group uses an allowance matrix to measure the expected credit loss of trade receivables from individual customers. Expected loss rates are calculated using the roll rate based on the probability of a receivable progressing through successive stages of delinquency to 210 days past due.

The expected loss rates are based on the historical credit losses experienced by the Group. The historical loss rates are then adjusted for current and forward-looking information on macroeconomic factors affecting the customers of the Group. The Group has identified the base lending rate, unemployment rate, inflation rate and labor force participation as the key macroeconomic factors. Nevertheless, the Group believe that these factors are immaterial for the purpose of impairment calculation for the period/year.

(d)	For trade receivables, which are reported net, such impairments are recorded in a separate impairment account with the loss being recognised within administrative expenses in the statements of profit or loss and other comprehensive income. On confirmation that the trade receivable would not be collectable, the gross carrying value of the asset would be written off against the associated impairment.

Management exercised significant judgments in determining the probability of default by trade receivables and appropriate forward-looking information.

(e)	Lifetime expected loss provision for trade receivables of the Group are as follows:

	Gross carrying amount	Total impairment	Net carrying amount
	RM	RM	RM
31 December 2023

Current	2,700,000	-	2,700,000

30 June 2023

Current	37,459,509	-	37,459,508

Past due:
1 to 30 days	812,976	-	812,977
31 to 120 days	84,207	-	84,207
	38,356,692	-	38,356,692

(f)	The Group does not have significant exposure to single customers or to industry groups and does not anticipate the carrying amounts recorded at the end of the reporting period to be significantly different from the values that would eventually be received.